Consolidated Statement of Changes in Shareholders' Equity (USD $) Share data in Thousands, unless otherwise specified	Total	Preferred Stock	Common Stock and Additional Paid-in Capital	Retained Earnings	Accumulated Other Comprehensive Income (Loss)
Beginning Balance at Dec. 31, 2011	$ 230,101,000,000	$ 18,397,000,000	$ 156,621,000,000	$ 60,520,000,000	$ (5,437,000,000)
Beginning Balance, Shares at Dec. 31, 2011			10,535,938
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net income	4,188,000,000			4,188,000,000
Net change in available-for-sale debt and marketable equity securities	1,802,000,000				1,802,000,000
Net change in derivatives	916,000,000				916,000,000
Employee benefit plan adjustments	(65,000,000)				(65,000,000)
Net change in foreign currency translation adjustments	(13,000,000)				(13,000,000)
Dividends paid:
Common	(437,000,000)			(437,000,000)
Preferred	(1,472,000,000)			(1,472,000,000)
Issuance of preferred stock	667,000,000	667,000,000
Common stock issued in connection with exchanges of preferred stock and trust preferred securities	160,000,000	(296,000,000)	412,000,000	44,000,000
Common stock issued in connection with exchanges of preferred stock and trust preferred securities, shares			49,867
Common stock issued under employee plans and related tax effects, Shares			192,459
Common stock issued under employee plans and related tax effects	1,109,000,000		1,109,000,000
Ending Balance at Dec. 31, 2012	236,956,000,000	18,768,000,000	158,142,000,000	62,843,000,000	(2,797,000,000)
Ending Balance, Shares at Dec. 31, 2012			10,778,264
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net income	11,431,000,000			11,431,000,000
Net change in available-for-sale debt and marketable equity securities	(8,166,000,000)				(8,166,000,000)
Net change in derivatives	592,000,000				592,000,000
Employee benefit plan adjustments	2,049,000,000				2,049,000,000
Net change in foreign currency translation adjustments	(135,000,000)				(135,000,000)
Dividends paid:
Common	(428,000,000)			(428,000,000)
Preferred	(1,249,000,000)			(1,249,000,000)
Issuance of preferred stock	1,008,000,000	1,008,000,000
Redemption of preferred stock	(6,561,000,000)	(6,461,000,000)		(100,000,000)
Common stock issued under employee plans and related tax effects, Shares			45,288
Common stock issued under employee plans and related tax effects	371,000,000		371,000,000
Common stock repurchased, Shares			(231,744)
Common stock repurchased	(3,220,000,000)		(3,220,000,000)
Other	37,000,000	37,000,000
Ending Balance at Dec. 31, 2013	232,685,000,000	13,352,000,000	155,293,000,000	72,497,000,000	(8,457,000,000)
Ending Balance, Shares at Dec. 31, 2013			10,591,808
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net income	4,833,000,000			4,833,000,000
Net change in available-for-sale debt and marketable equity securities	4,621,000,000				4,621,000,000
Net change in derivatives	616,000,000				616,000,000
Employee benefit plan adjustments	(943,000,000)				(943,000,000)
Net change in foreign currency translation adjustments	(157,000,000)				(157,000,000)
Dividends paid:
Common	(1,262,000,000)			(1,262,000,000)
Preferred	(1,044,000,000)			(1,044,000,000)
Issuance of preferred stock	5,957,000,000	5,957,000,000
Common stock issued under employee plans and related tax effects, Shares			25,866
Common stock issued under employee plans and related tax effects	(160,000,000)		(160,000,000)
Common stock repurchased, Shares			(101,132)
Common stock repurchased	(1,675,000,000)		(1,675,000,000)
Ending Balance at Dec. 31, 2014	$ 243,471,000,000	$ 19,309,000,000	$ 153,458,000,000	$ 75,024,000,000	$ (4,320,000,000)
Ending Balance, Shares at Dec. 31, 2014			10,516,542